Segment Information and Sales to Significant Customers (Details Textual)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Information and Sales to Significant Customers (Textuals) [Abstract]
Minimum percentage of sales to significant customer groups	10.00%	10.00%	10.00%